Share-Based Compensation - Summary of Restricted Share Units Granted (Detail) (RSUs [Member])	12 Months Ended
Dec. 31, 2014
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	0
Number of shares, Granted	40,001
Number of shares, Forfeited	0
Number of shares, Vested	0
Number of shares, Outstanding ending balance	40,001